Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	Nov. 28, 2023	Jan. 21, 2020	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
C000246525
Account Value [Line Items]
Line Graph and Table Measure Name	Counterpoint Quantitative Equity ETF
Account Value	$ 10,000		$ 13,412	$ 12,820	$ 12,836	$ 12,491	$ 12,615	$ 11,595	$ 11,923	$ 11,295	$ 10,826	$ 10,722	$ 10,056
C000216396
Account Value [Line Items]
Line Graph and Table Measure Name			Counterpoint High Yield Trend ETF
Account Value		$ 10,000	$ 10,541											$ 9,302	$ 9,049	$ 10,191	$ 9,427
S&P 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		12,456	$ 12,325	$ 12,388	$ 11,540	$ 11,750	$ 11,235	$ 11,939	$ 11,382	$ 10,826	$ 11,093	$ 10,089
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000	10,065											9,021	8,963	10,495	10,590
CP High Yield Trend Index
Account Value [Line Items]
Line Graph and Table Measure Name		CP High Yield Trend Index
Account Value		$ 10,000	$ 10,918											$ 9,561	$ 9,199	$ 10,300	$ 9,467